Columbia Variable Portfolio – Select Mid Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 13.8%
Entertainment 12.7%
Liberty Media Corp.-Liberty Formula One, Class C(a)	26,471	2,764,896
Live Nation Entertainment, Inc.(a)	41,597	6,796,950
Roblox Corp., Class A(a)	100,845	13,969,049
Roku, Inc.(a)	78,518	7,862,007
Spotify Technology SA(a)	22,660	15,816,680
Take-Two Interactive Software, Inc.(a)	43,348	11,199,389
TKO Group Holdings, Inc.	25,434	5,136,651
Total		63,545,622
Interactive Media & Services 1.1%
Reddit, Inc., Class A(a)	22,630	5,204,674
Total Communication Services		68,750,296
Consumer Discretionary 17.4%
Automobiles 1.6%
Ferrari NV	16,516	8,013,893
Hotels, Restaurants & Leisure 10.2%
DoorDash, Inc., Class A(a)	28,207	7,672,022
DraftKings, Inc., Class A(a)	119,140	4,455,836
Flutter Entertainment PLC(a)	14,202	3,607,308
Hilton Worldwide Holdings, Inc.	33,821	8,774,520
Norwegian Cruise Line Holdings Ltd.(a)	167,040	4,114,195
Royal Caribbean Cruises Ltd.	16,413	5,310,919
Viking Holdings Ltd.(a)	103,289	6,420,444
Wingstop, Inc.	31,293	7,875,822
Wynn Resorts Ltd.	20,372	2,613,117
Total		50,844,183
Household Durables 1.3%
SharkNinja, Inc.(a)	64,366	6,639,353
Specialty Retail 2.9%
Chewy, Inc., Class A(a)	123,062	4,977,858
Wayfair, Inc., Class A(a)	105,904	9,460,404
Total		14,438,262
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
Amer Sports, Inc.(a)	87,491	3,040,312
Deckers Outdoor Corp.(a)	41,107	4,167,017
Total		7,207,329
Total Consumer Discretionary		87,143,020
Consumer Staples 4.7%
Beverages 1.2%
Celsius Holdings, Inc.(a)	103,199	5,932,911
Consumer Staples Distribution & Retail 3.5%
BJ’s Wholesale Club Holdings, Inc.(a)	23,725	2,212,356
Casey’s General Stores, Inc.	15,144	8,561,206
Maplebear, Inc.(a)	58,602	2,154,210
Sprouts Farmers Market, Inc.(a)	41,380	4,502,144
Total		17,429,916
Total Consumer Staples		23,362,827
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Targa Resources Corp.	70,807	11,863,005
Total Energy		11,863,005
Financials 4.9%
Capital Markets 4.2%
Coinbase Global, Inc., Class A(a)	14,847	5,010,714
LPL Financial Holdings, Inc.	7,101	2,362,432
Robinhood Markets, Inc., Class A(a)	93,553	13,394,918
Total		20,768,064
Financial Services 0.7%
Rocket Companies, Inc.	187,730	3,638,208
Total Financials		24,406,272
Health Care 11.1%
Biotechnology 4.8%
Alnylam Pharmaceuticals, Inc.(a)	13,746	6,268,176
Argenx SE, ADR(a)	6,600	4,867,896
Insmed, Inc.(a)	65,605	9,447,776
Natera, Inc.(a)	20,421	3,287,168
Total		23,871,016

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.6%
DexCom, Inc.(a)	81,545	5,487,163
IDEXX Laboratories, Inc.(a)	12,554	8,020,625
Insulet Corp.(a)	14,883	4,594,829
Total		18,102,617
Health Care Technology 1.9%
Doximity, Inc., Class A(a)	37,258	2,725,423
Veeva Systems Inc., Class A(a)	22,503	6,703,869
Total		9,429,292
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(a)	22,078	4,193,495
Total Health Care		55,596,420
Industrials 18.5%
Aerospace & Defense 12.1%
Aerovironment, Inc.(a)	23,073	7,265,457
Axon Enterprise, Inc.(a)	11,376	8,163,873
BWX Technologies, Inc.	53,866	9,931,275
Carpenter Technology Corp.	43,006	10,559,693
Howmet Aerospace, Inc.	72,396	14,206,267
L3Harris Technologies, Inc.	24,595	7,511,559
Rocket Lab Corp.(a)	61,231	2,933,577
Total		60,571,701
Electrical Equipment 2.9%
Vertiv Holdings Co.	96,350	14,535,361
Machinery 2.6%
RBC Bearings, Inc.(a)	32,898	12,839,760
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	21,233	4,768,507
Total Industrials		92,715,329
Information Technology 15.1%
IT Services 6.3%
Cloudflare, Inc.(a)	56,326	12,086,996
CoreWeave, Inc., Class A(a)	60,867	8,329,649
MongoDB, Inc.(a)	24,354	7,558,995
Snowflake, Inc., Class A(a)	15,617	3,522,414
Total		31,498,054
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.5%
Monolithic Power Systems, Inc.	8,365	7,701,154
Software 7.3%
AppLovin Corp.(a)	9,543	6,857,027
Datadog, Inc., Class A(a)	83,252	11,855,085
Hut 8 Corp.(a)	67,725	2,357,507
Unity Software, Inc.(a)	205,717	8,236,909
Zscaler, Inc.(a)	23,790	7,128,911
Total		36,435,439
Total Information Technology		75,634,647
Materials 1.2%
Construction Materials 1.2%
Vulcan Materials Co.	19,497	5,997,667
Total Materials		5,997,667
Real Estate 0.8%
Real Estate Management & Development 0.8%
CoStar Group, Inc.(a)	44,499	3,754,381
Total Real Estate		3,754,381
Utilities 6.7%
Electric Utilities 1.5%
NRG Energy, Inc.	47,315	7,662,664
Independent Power and Renewable Electricity Producers 5.2%
Talen Energy Corp.(a)	33,698	14,334,455
Vistra Corp.	59,416	11,640,783
Total		25,975,238
Total Utilities		33,637,902
Total Common Stocks (Cost $377,541,264)		482,861,766

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	17,229,390	17,224,221
Total Money Market Funds (Cost $17,222,596)		17,224,221
Total Investments in Securities (Cost: $394,763,860)		500,085,987
Other Assets & Liabilities, Net		(141,760)
Net Assets		499,944,227
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	16,259,336	286,605,747	(285,642,677)	1,815	17,224,221	(82)	267,191	17,229,390
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

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